Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

11.            Intangible assets, net

	December 31,
	2021			2022
			Net book			Net book
(In thousands)	Cost	Amortization	value	Cost	Amortization	value
Land use rights	5,218	(1,461)	3,757	4,777	(1,498)	3,279
Acquired computer software	3,875	(3,053)	822	3,264	(2,744)	520
Audio-visual license	6,151	(2,431)	3,720	5,631	(2,884)	2,747
Total	15,244	(6,945)	8,299	13,672	(7,126)	6,546

Amortization expense recognized for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	Years ended December 31
(In thousands)	2020	2021	2022
Cost of revenues	—	10	54
General and administrative expenses	1,210	1,113	1,032
Research and development expenses	6	6	—
Total	1,216	1,129	1,086

The estimated aggregate amortization expense for each of the next five years as of December 31, 2022 is:

(In thousands)	Intangible assets
2023	1,046
2024	983
2025	892
2026	871
2027 and thereafter	2,754

The weighted average amortization periods of intangible assets as of December 31, 2021 and 2022 are as below:

(In year)	December 31, 2021	December 31, 2022
Land use rights	30	30
Acquired computer software	5	5
Audio-visual license	9	9
Total weighted average amortization periods	10	10